Consolidated Statements of Financial Position (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Statement of Financial Position [Line Items]
Allowances for doubtful accounts | $	$ 6,910	$ 5,195
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	15,862,887	15,318,958
Ordinary shares, outstanding	15,294,267	14,750,338
Number of treasury shares	568,620	568,620